Basis of Presentation and New Accounting Standards (Details) $ / shares in Units, $ in Millions	May 23, 2018 $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	May 24, 2018 shares	Dec. 31, 2017 $ / shares shares
Basis Of Presentation And New Accounting Standards [Line Items]
Reverse stock split of common stock	0.1
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	75,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	61,600,000	438,116	296,609	6,200,000	115,651
Common stock, shares outstanding (in shares)	61,600,000	438,116	296,609	6,200,000	115,651
Number of shares callable by warrants (in shares)	23,400,000			2,300,000
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Common stock, reverse stock split, fractional shares issued	0
Operating lease, right-of-use asset | $		$ 2.2
Operating lease, liability | $		$ 2.2
2014 Equity Incentive Plan [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Number of shares callable by warrants (in shares)	9,100,000			900,000